UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2000


Check here if Amendment [   ]; Amendment Number:
                                                   -------------
    This Amendment (Check only one.): [   ]  is a restatement.
                                      [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Shadwell Capital, LC
Address:   321 East Main Street
           Charlottesville, VA  22902


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dan Oakey
Title:  Chief Financial Officer
Phone:  (804) 977-1600

Signature, Place, and Date of Signing:

/s/ Dan Oakey                     Charlottesville, VA          November 14, 2000
-----------------------------     -------------------          -----------------
          [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
                                               ---------------

Form 13F Information Table Entry Total:            37
                                               --------------

Form 13F Information Table Value Total:          $ 147,670
                                               ---------------
                                               (thousands)




List of Other Included Managers:

None


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

                            Form 13F INFORMATION TABLE - Shadwell Capital, LC (quarter ended 9/30/2000)

            COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
                                                              ------------------------                         ---------------------
NAME OF ISSUER                 TITLE OF  CUSIP       VALUE    SHRS OR PRN   SH/   PUT/  INVESTMENT  OTHER       SOLE     SHARED NONE
                               CLASS                 (X1000)  AMOUNT        PRN   CALL  DISCRETION  MANAGERS
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
AMSOUTH BANCORPORATION         COMMON    032165102   7,363    589,000       SH          SOLE                   589,000
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BANK OF AMERICA CORPORATION    COMMON    060505104   4,400     84,000       SH          SOLE                    84,000
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BANKNORTH GROUP INC NEW        COMMON    06646R107   5,245    293,400       SH          SOLE                   293,400
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CHITTENDEN CORP                COMMON    170228100   4,470    174,000       SH          SOLE                   174,000
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COLONIAL BANCGROUP INC         COMMON    195493309   3,162    304,800       SH          SOLE                   304,800
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COMMERCE BANCSHARES INC        COMMON    200525103   2,393     65,000       SH          SOLE                    65,000
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COMPASS BANCSHARES INC         COMMON    20449H109   6,778    347,600       SH          SOLE                   347,600
------------------------------------------------------------------------------------------------------------------------------------
DIME CMNTY BANCSHARES          COMMON    253922108     992     40,100       SH          SOLE                    40,100
------------------------------------------------------------------------------------------------------------------------------------
F&M NATL CORP                  COMMON    302374103   2,886    118,111       SH          SOLE                   118,111
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FBL FINL GROUP INC             CLASS A   30239F106   1,047     64,400       SH          SOLE                    64,400
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FIRST FINL BANCORP OH          COMMON    320209109   2,265    143,800       SH          SOLE                   143,800
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FIRST VA BANKS INC             COMMON    337477103   4,885    114,600       SH          SOLE                   114,600
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FIRSTAR CORP NEW WIS           COMMON    33763V109   5,146    230,000       SH          SOLE                   230,000
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FRONTIER FINL CORP WASH        COMMON    35907K105   1,129     60,000       SH          SOLE                    60,000
------------------------------------------------------------------------------------------------------------------------------------
FULTON FINL CORP PA            COMMON    360271100   1,430     72,200       SH          SOLE                    72,200
------------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC      COMMON    446150104   7,968    542,500       SH          SOLE                   542,500
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP           COMMON    475070108   2,647     39,000       SH          SOLE                    39,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY FINL COS INC           COMMON    530512102   1,967     83,700       SH          SOLE                    83,700
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORPORATION  COMMON    571834100   6,752    134,700       SH          SOLE                   134,700
------------------------------------------------------------------------------------------------------------------------------------
MID-STATE BANCSHARES           COMMON    595440108   2,563     82,000       SH          SOLE                    82,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP             COMMON    635405103   5,691    257,200       SH          SOLE                   257,200
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL COMM BANCORP          COMMON    635449101   6,280    315,000       SH          SOLE                   315,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE FINL SVS INC        COMMON    638612101   1,925     51,500       SH          SOLE                    51,500
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP              COMMON    680223104   1,372     57,000       SH          SOLE                    57,000
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PACIFIC CAP BANCORP NEW        COMMON    69404P101   2,060     77,000       SH          SOLE                    77,000
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA CONS HLDG CORP    COMMON    717528103   1,269     60,800       SH          SOLE                    60,800
------------------------------------------------------------------------------------------------------------------------------------
PROTECTIVE LIFE CORP           COMMON    743674103   1,001     33,500       SH          SOLE                    33,500
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT BANKSHARES CORP      COMMON    743859100   1,705    101,800       SH          SOLE                   101,800
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP              COMMON    758940100   6,926    305,300       SH          SOLE                   305,300
------------------------------------------------------------------------------------------------------------------------------------
SOUTHTRUST CORP                COMMON    844730101   5,517    175,500       SH          SOLE                   175,500
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SUMMIT BANCORP                 COMMON    866005101   2,815     81,600       SH          SOLE                    81,600
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TRUSTMARK CORP                 COMMON    898402102   4,399    225,600       SH          SOLE                   225,600
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U.S. BANKCORP                  COMMON    902973106   9,525    418,700       SH          SOLE                   418,700
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UMB FINL CORP                  COMMON    902788108   2,667     71,600       SH          SOLE                    71,600
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UNION PLANTERS CORP            COMMON    908068109   5,356    162,000       SH          SOLE                   162,000
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UNITED BANKSHARES INC WEST VA  COMMON    909907107   3,306    168,472       SH          SOLE                   168,472
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WACHOVIA CORP                  COMMON    929771103  10,368    182,900       SH          SOLE                   182,900
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